Other income by function (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other income by function [Abstract]
Sales of fixed assets		$ 2,464,820	$ 1,641,317	$ 2,605,720
Lease expense		266,335	535,555	382,934
Sale of glass		731,111	1,334,123	549,787
Claims recovery		831,230	761,290	589,396
Advance term license (1)	[1]	213,400,487	0	0
Others		10,761,071	2,445,617	1,016,317
Total		$ 228,455,054	$ 6,717,902	$ 5,144,154

[1]	General information, letter C).